SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Selling, general and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising costs	¥ 39,326	¥ 52,900	¥ 25,812